Financial Instruments and Financial Risk Management - Summary of Derivatives Not Designated as Hedging Instruments and Embedded Derivatives (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	$ (32)	$ (153)
Swap contract | Zinc
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	(4)	(40)
Swap contract | Lead
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	(2)	(4)
Settlement receivables and payables
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	(49)	(117)
Embedded Derivatives | Zinc
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	1	13
Embedded Derivatives | Gold
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	15	(1)
Embedded Derivatives | Silver
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	$ 7	$ (4)